                                  ARMADA FUNDS
                               MONEY MARKET FUNDS
                        CLASS A, B AND C SHARES (RETAIL)

                       Supplement dated January 25, 2001
                    to the Prospectus Dated October 2, 2000

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Delete the "More Information About Risk" chart presented on page 22 and replace with the following information:

                             FIXED
                             INCOME  CALL  CREDIT  EVENT   MUNICIPAL   LEVERAGING  DERIVATIVES  REGIONAL
                              RISK   RISK   RISK   RISK   ISSUER RISK     RISK        RISK        RISK
                             ------  ----  ------  -----  -----------  ----------  -----------  --------
Armada Government Money
Market Fund                    X
-------------------------
Armada Money Market Fund       X             X       X                     X            X
-------------------------
Armada Ohio Municipal
Money Market Fund              X      X      X       X         X           X            X          X
-------------------------
Armada Pennsylvania Tax
Exempt Money Market Fund       X      X      X       X         X           X            X          X
-------------------------
Armada Tax Exempt Money
Market Fund                    X      X      X       X         X                        X
-------------------------
Armada Treasury Money
Market Fund                    X
-------------------------
Armada Treasury Plus
Money Market Fund              X
-------------------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 ARM-SU-003-0200

                                  ARMADA FUNDS
                               MONEY MARKET FUNDS
                            I SHARES (INSTITUTIONAL)

                       Supplement dated January 25, 2001
                    to the Prospectus Dated October 2, 2000

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Delete the "More Information About Risk" chart presented on page 20 and replace with the following information:

                             FIXED
                             INCOME  CALL  CREDIT  EVENT   MUNICIPAL   LEVERAGING  DERIVATIVES  REGIONAL
                              RISK   RISK   RISK   RISK   ISSUER RISK     RISK        RISK        RISK
                             ------  ----  ------  -----  -----------  ----------  -----------  --------
Armada Government Money
Market Fund                    X
-------------------------
Armada Money Market Fund       X             X       X                     X            X
-------------------------
Armada Ohio Municipal
Money Market Fund              X      X      X       X         X           X            X          X
-------------------------
Armada Pennsylvania Tax
Exempt Money Market Fund       X      X      X       X         X           X            X          X
-------------------------
Armada Tax Exempt Money
Market Fund                    X      X      X       X         X                        X
-------------------------
Armada Treasury Money
Market Fund                    X
-------------------------
Armada Treasury Plus
Money Market Fund              X
-------------------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 ARM-SU-004-0200